Debt - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 28, 2020	Oct. 27, 2017	Feb. 28, 2020	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019	Jun. 04, 2019
Interest expense related to debt discount amortization							$ 100,000	$ 100,000
Net unamortized fees							$ 100,000	$ 100,000
Warrants to purchase							255,000
Weighted-average exercise price							$ 4.20
Warrants to purchase description							Warrants to purchase 17 thousand shares of common stock expire on July 12, 2023, with the remainder expiring on September 30, 2024.
Fair value of the warrants							$ 500,000
Unpaid principal amount conversion to shares						$ 50,173,000
Gain on fair value of put option					$ 4,400,000	$ 4,413,000
Revolving Line | A&R Credit Facility
Credit facility, covenant to maintain revenue growth rate of each quarter compared to same quarter in prior year	118.00%
Credit facility, covenant terms						We are required to maintain a revenue growth rate of 118% each quarter compared to the same quarter in the prior year. The other covenant requires us to maintain a minimum liquidity ratio of 1.51. The liquidity ratio is calculated as unrestricted and unencumbered cash plus sixty percent of net accounts receivable to balance outstanding under the Revolving Line.
Credit facility, covenant compliance						We were in compliance with all covenants as of September 30, 2020.
Credit facility maximum borrowing capacity	$ 20,000,000		$ 20,000,000	$ 10,000,000		$ 10,000,000
Credit facility, increase (decrease) in borrowing capacity			$ 5,000,000
Credit facility, covenant to maintain minimum liquidity ratio	150.00%
WestRiver | Mezzanine facility
Debt instrument, maturity date			Mar. 01, 2023
Credit facility, outstanding amount				0		$ 0
Credit facility, maturity date			Nov. 06, 2020
Credit facility, interest rate terms						Borrowings under the Mezzanine Facility bear interest at the greater of (i) 10.0% or (ii) the prime rate then in effect plus 5.25%. Interest is calculated on the outstanding principal on a 360-day year basis, payable monthly.
Warrants, exercise price per share	$ 9.21		$ 9.21
Warrants expiration date	Mar. 01, 2023		Mar. 01, 2023
Fair value of warrants issued	$ 300,000		$ 300,000
WestRiver | Prime Rate | Mezzanine facility
Variable interest rate			5.25%
Silicon Valley Bank
Weighted average interest rate							5.40%	4.90%
Quarterly principal payments		$ 125,000
Credit facility, outstanding amount							$ 19,100,000	$ 19,600,000
Initial public offering completion date		Aug. 05, 2020
Credit facility, covenant to maintain revenue growth rate of each quarter compared to same quarter in prior year		110.00%
Credit facility, covenant to maintain minimum cash balance		$ 10,000,000
Credit facility, covenant terms							The Credit Facility includes two financial covenants. One requires us to maintain a revenue growth rate of 110% each quarter compared to the same quarter in the prior year. The other covenant requires us to maintain a minimum of $10 million in cash plus available amounts under the Credit Facility.
Credit facility, covenant compliance							We were in compliance with all covenants as of September 30, 2020.
Credit facility, weighted-average effective interest rate							5.30%	5.20%
Credit facility, maturity period		36 months
Silicon Valley Bank | Prime Rate
Variable interest rate								0.25%
Silicon Valley Bank | Revolving Line
Debt principal amount		$ 20,000,000
Debt instrument, maturity date		Oct. 27, 2022
Weighted average interest rate							5.30%	5.20%
Credit facility, outstanding amount				$ 20,000,000		$ 20,000,000	$ 18,500,000	$ 3,500,000
Credit facility, maturity date		Oct. 27, 2021
Credit facility, weighted-average effective interest rate				3.70%		3.70%			5.60%
Credit facility maximum borrowing capacity		$ 20,000,000								$ 25,000,000
Line of credit facility increase the amended										$ 5,000,000
Minimum
Exercise price							$ 1.65
Minimum | WestRiver | Mezzanine facility
Credit facility maximum borrowing capacity	10,000,000		$ 10,000,000
Maximum
Exercise price							$ 5.55
Maximum | WestRiver | Mezzanine facility
Fair value of warrants issued	99,000		99,000
2018 Term Loan | Silicon Valley Bank
Credit facility, outstanding amount				$ 1,900,000		$ 1,900,000	$ 3,300,000	$ 1,400,000
Credit facility, maturity date		Oct. 01, 2021
Credit facility, weighted-average effective interest rate				4.30%		4.30%			5.80%
Credit facility, maturity period		36 months
Credit facility maximum borrowing capacity		$ 5,000,000
Convertible Term Loan
Debt principal amount							35,000,000
Convertible Term Loan | Silicon Valley Bank
Weighted average interest rate				5.80%		5.80%			5.60%
Quarterly principal payments		$ 125,000
2020 Convertible Loan
Derivative liability				$ 4,400,000		$ 4,400,000
Interest expense				$ 100,000		$ 400,000
2020 Convertible Loan | Silicon Valley Bank
Debt principal amount	$ 35,000,000		$ 35,000,000
Previously Reported
Net unamortized fees							$ 900,000
Series F Preferred Stock
Convertible notes conversion price per share		$ 3.059
Series 1 Common Stock
Initial public offering completion date		Aug. 05, 2020
Repayment of paid principal amount		$ 1,100,000
Unpaid principal amount conversion to shares		$ 18,900,000
Conversion of debt to shares | shares		2,179,360
Series 1 Common Stock
Initial public offering completion date			Aug. 05, 2020
Unpaid principal amount conversion to shares			$ 35,000,000
Conversion of debt to shares | shares			3,070,174
After January 1, 2020 | Convertible Term Loan | Silicon Valley Bank | Prime Rate
Variable interest rate		2.00%
After January 1, 2021 | Convertible Term Loan | Silicon Valley Bank | Prime Rate
Variable interest rate		4.00%
Prior to January 1, 2022 | Convertible Term Loan | Silicon Valley Bank | Prime Rate
Variable interest rate		6.00%
Prior to January 1, 2022 | 2020 Convertible Loan | Silicon Valley Bank | Prime Rate
Variable interest rate			4.50%
From January 1, 2022 and Prior to January 1, 2023 | 2020 Convertible Loan | Silicon Valley Bank | Prime Rate
Variable interest rate			6.50%
From January 1, 2023 and Prior to January 1, 2024 | 2020 Convertible Loan | Silicon Valley Bank | Prime Rate
Variable interest rate			8.50%
From and After January 1, 2024 | 2020 Convertible Loan | Silicon Valley Bank | Prime Rate
Variable interest rate			10.50%
Converted Within 18 Months
Conversion of required minimum return			1.25
Converted Between 18 Months and 24 Months
Conversion of required minimum return			1.32
Converted Between 24 Months and Maturity
Conversion of required minimum return			1.55